UNITED STATES

		     SECURITIES AND EXCHANGE COMMISSION

			   Washington, D.C.  20549

				  FORM N-CSR

	     CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

			     INVESTMENT COMPANIES

	        Investment Company Act file number:  811-6520

			       MANAGERS TRUST I
	      --------------------------------------------------
	      (Exact name of registrant as specified in charter)

	      800 Connecticut Avenue, Norwalk, Connecticut 06854
	      --------------------------------------------------
	     (Address of principal executive offices)  (Zip code)


			     The Managers Funds LLC
	      800 Connecticut Avenue, Norwalk, Connecticut 06854
	      --------------------------------------------------
	            (Name and address of agent for service)

Registrant's telephone number, including area code:  (203) 299-3500

Date of fiscal year end:	OCTOBER 31

Date of reporting period:	NOVEMBER 1, 2003 - APRIL 30, 2004
				(Semi-Annual Shareholder Report)

Item 1.  REPORT TO SHAREHOLDERS.
===================================================================


		[Logo:] FIRST QUADRANT


		   FIRST QUADRANT
		   ==============

	     TAX-MANAGED EQUITY FUND
	     =======================

		Semi-Annual Report
		==================

		  April 30, 2004
		  ==============

	FIRST QUADRANT TAX-MANAGED EQUITY FUND
	======================================

		Semi-Annual Report
		==================

		  April 30, 2004
		    (unaudited)
		  ==============

		TABLE OF CONTENTS
		-----------------
					Begins
				       on Page
				       -------

Letter to Shareholders			   1
----------------------

Average Annual Total Returns 		   3
----------------------------
 A return table showing before tax
  and after tax returns

Summary of Industry Weightings and
  Top Ten Holdings 			   4
----------------------------------

Schedule of Portfolio Investments 	   5
---------------------------------

Financial Statements:
---------------------
  Statement of Assets and Liabilities      9
   Fund balance sheet, net asset value
    (NAV) per share computation and
    cumulative undistributed amounts
  Statement of Operations 	          10
   Detail of sources of income,
    Fund expenses, and realized and
    unrealized gains (losses) during
    the period
  Statement of Changes in Net Assets      11
   Detail of changes in Fund assets
    for the past two fiscal periods

Financial Highlights 		          12
--------------------
  Net asset value per share, total
   return, expense ratios, turnover
   ratio and net assets

Notes to Financial Statements  		  13
-----------------------------
  Accounting and distribution
   policies, details of agreements
   and transactions with Fund management
   and affiliates

Letter to Shareholders
======================

Dear Fellow Shareholder:

Throughout the six months ending April 2004, the financial markets finished a strong rally which had taken most stock indices up more than 45% from their March 2003 lows and transitioned into a volatile trading range. The rally was a welcome reprieve from a three-year bear market and was the result of both a strengthening economy and investors' collective perception that risks were diminishing.
Although the economy continues to strengthen and corporate profits appear to be healthy, the stock market corrected in mid-March and has remained directionless since. One explanation is merely that stock valuations had overreached reasonable levels.
However, we think the reasons are a bit more specific. Continued turmoil in Iraq, which has included mounting American casualties, and heightened terrorist activity around the globe has re-heightened investors' awareness of risk. In addition, a combination of strong global growth and instability in the middle-east has driven the price of oil to an all time high. This, along with other inflationary pressures typically associated with strong growth has convinced most investors that higher interest rates are inevitable.
Although the Fed has yet to do anything more than discuss its willingness to act, investors had already driven interest rates higher by 25 to 50 basis points between December and April, and rates have continued to rise since. Thus, the stock market has vacillated between celebrating strong earnings growth and regretting higher risks and higher costs. We expect that this will continue for the time being, with the additional intrigueof the forthcoming presidential election.

Throughout this period the First Quadrant Tax-Managed
EquityFund returned 1.06% while its benchmark, the Russell 3000 returned 6.14% for the same period. The disappointing relative performance was the result of a few significant positions that lagged during the period.
Comcast and Disney have both been mired in uncertainty while Comcast continues to bid for Disney. Mylan Labs peaked in September and despite healthy earnings has been moving lower on profit taking. As the manager believes that the market is rotating toward a search for quality and stability he has been moving the portfolio to more of a value tilt. From an industry standpoint, there is an emphasis on media companies, financials, healthcare and pharmaceutical companies.

==================================

The following report contains detailed financial statements and performance information for the Fund and a listing of all portfolio holdings as of April 30, 2004. As always, we post any news or other pertinent information about the Fund as soon as applicable on our website at www.managersfunds.com.
Should you have any questions about this report, please feel free to contact us at 1-800-835-3879, or visit the website. Thank you for your investment.



Sincerely,

/s/ Peter M. Lebovitz
---------------------
Peter M. Lebovitz
President
Managers AMG Funds

First Quadrant Tax-Managed Equity Fund
Average Annual Total Returns (unaudited)
========================================

	Total Returns Before and After Taxes (1)
	----------------------------------------

		Periods ended April 30, 2004
		----------------------------


			Six Months	One Year	Since Inception	Inception Date
			----------	--------	--------------- --------------
Before Taxes:
-------------
First Quadrant
 Tax-Managed Equity Fund  1.06%		19.17%		(1.16)%		Dec. '00
Russell 3000 Index 	  6.14%		25.11%		(2.71)%

After Taxes:
------------
Return After Taxes
 on Distributions 	  1.06%	        19.09%	        (1.28)%
Return After Taxes on
 Distributions and
 Sale of Fund Shares	  0.69%	        12.55%	        (1.05)%



		Periods ended March 31, 2004
		----------------------------



			Three Months	One Year	Since Inception	Inception Date
			------------	--------	---------------	--------------

Before Taxes:
-------------
First Quadrant
 Tax-Managed Equity Fund  0.20%	        31.45%		(0.10)%		Dec. '00
Russell 3000 Index 	  2.23%		38.19%		(2.15)%

After Taxes:
------------
Return After Taxes
 on Distributions 	  0.20%	        31.36%	        (0.22)%
Return After Taxes
 on Distributions and
 Sale of Fund Shares	  0.13%		20.54%	        (0.15)%




The performance data shown represents past performance, which is not a guarantee of future results. The listed returns on the Fund are net of expenses and the returns on the indices are absent any expenses. All returns are in U.S. dollars($). Index performance data has been compiled by the respective trademark holders of each index for comparison purposes only. From time to time the Fund's advisor has waived fees or reimbursed expenses, which may have resulted in higher returns. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our website at www.managersfunds.com.

The Fund's prospectus contains information concerning the Fund's investment objective, risks, charges and expenses and other information. To obtain a prospectus, please call
(800) 835-3879 or visit our website at www.managersfunds.com. Please read the prospectus carefully and consider the risks before you invest in this Fund or send money. Distributed by Managers Distributors, Inc., member NASD.

(1) After-tax returns are calculated by Lipper.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	First Quadrant Tax-Managed Equity Fund
		April 30, 2004
	======================================

Summary of Industry Weightings (unaudited)
------------------------------------------



				Percentage of		Percentage of
Major Sectors			  Net Assets		 Russell 3000
-------------			-------------		-------------
Financials			   21.0	%		  21.2	%
Consumer Discretionary		   20.2			  12.5
Information Technology		   16.5			  16.2
Health Care		           13.8			  14.5
Industrials		           10.1			  10.2
Energy		                    5.9			   6.1
Consumer Staples		    5.8			   9.9
Telecommunication Services	    4.2			   3.2
Materials		            0.7			   3.1
Utilities		            0.0			   3.1
Other		                    1.8			   0.0



Top Ten Holdings (unaudited)
----------------------------

					Percentage of
Security Name		         	  Net Assets
-------------				-------------
Comcast Corp.*				   5.6	%
International Business Machines Corp.*	   4.3
Mellon Financial Corp.			   4.1
FedEx Corp.*			           3.9
Sovereign Bancorp, Inc.*		   3.4
UnitedHealth Group, Inc.		   3.3
Mylan Laboratories, Inc.*		   2.9
Johnson & Johnson Co.			   2.9
The DIRECTV Group, Inc.			   2.8
Oracle Corp. *			           2.6
					   ---
       Top Ten as a Group		  35.8	%
					  =======

* Top Ten Holding at October 31, 2003

First Quadrant Tax-Managed Equity Fund
Schedule of Portfolio Investments
April 30, 2004 (unaudited)
======================================



					Shares 		 Value
					------		 -----

Common Stocks - 98.1%
---------------------
Consumer Discretionary - 20.2%
------------------------------
Amazon.Com, Inc. (2) *			 5,900	      $  256,414
Comcast Corp. (2) * 			93,258 	       2,807,066
DIRECTV Group, The, Inc.*		78,158 	       1,399,028
General Motors Corp.(2)			 8,550		 405,441
Hilton Hotels Corp. (2)                 28,300           494,967
Hollinger International, Inc.           25,800           514,710
Home Depot, Inc.                        12,100           425,799
IHOP Corp.                               8,000           297,200
Knight-Ridder, Inc. (2)                  5,900           456,896
Marriott International, Inc.(2)          8,000           377,280
Neiman-Marcus Group, Inc., Class A(2)*   6,900           335,616
News Corp, Ltd., Sponsored ADR (2)      15,200           555,712
Saks, Inc.*                             14,000           201,600
Shaw Communications, Inc.               26,200           435,968
V.F. Corp. (2)                           2,800           129,248
Yum! Brands, Inc.*                      26,600         1,031,814
 Total Consumer Discretionary                         10,124,759
 ----------------------------			      ----------

Consumer Staples - 5.8%
-----------------------
Altria Group, Inc. 		         9,000           498,420
Pepsi Bottling Group, Inc.              43,600         1,276,172
Procter & Gamble Co.                     6,000           634,500
Ralcorp Holdings, Inc.*                  6,500           226,265
Ruddick Corp.                           10,100           206,040
Safeway, Inc. (2) *                      1,900            43,605
Wal-Mart Stores, Inc.                      500            28,500
 Total Consumer Staples                                2,913,502
 ----------------------				       ---------

Energy - 5.9%
-------------
Amerada Hess Corp.                       5,400           384,102
Apache Corp.                             9,800           410,326
Burlington Resources, Inc.               5,000           336,350
EnCana Corp.                            12,800           502,016
Enterprise Products Partners LP(2)      18,300           383,019
General Maritime Corp.*                 17,000           341,530
Pioneer Natural Resources Co. (2) *     17,600           575,696
 Total Energy                                          2,933,039
 ------------					       ---------

Financials - 21.0%
------------------
American International Group, Inc.(2)    6,731           482,276
AON Corp.(2)                            37,000           964,220




      The accompanying notes are an integral part of these financial statements.

First Quadrant Tax-Managed Equity Fund
Schedule of Portfolio Investments (continued)
=============================================



					Shares 		 Value
Financials(continued)			------		 -----
---------------------

Brascan Corp.(2)			 5,500 		186,065
Capital One Financial Corp. 		   500           32,765
Chelsea Property Group, Inc.             9,600          489,600
CIT Group, Inc.                          4,000          137,480
Entertainment Properties Trust          18,000          602,280
Fannie Mae Co.(2)                          400           27,488
First BanCorp.                          12,800          471,808
Forest City Enterprises, Inc., Class A   7,400          388,056
Forest City Enterprises, Inc., Class B     150            7,890
Freddie Mac                             19,400        1,132,960
Golden West Financial Corp. (2)          1,200          126,132
GreenPoint Financial Corp.               4,050          157,950
Mellon Financial Corp.                  69,600        2,062,944
Morgan Stanley Co.                       3,100          159,309
New Century Financial Corp. (2)          3,900          165,477
Provident Financial Group, Inc. (2)     12,400          488,312
Sovereign Bancorp, Inc. (2)             84,300        1,684,314
St. Paul Travelers Companies,
 Inc., The(2)                            1,733           70,481
U.S. Bancorp                             4,008          102,765
Wachovia Corp.                           5,600          256,200
Washington Mutual, Inc. (2)              4,700          185,133
Wells Fargo & Co. (2)                    2,300          129,858
 Total Financials                                    10,511,763
 ----------------				     ----------

Health Care - 13.8%
-------------------
Anthem, Inc.(2) *                          400           35,432
Boston Scientific Corp.*                 2,400           98,856
HCA, Inc. (2)                           20,700          841,041
Johnson & Johnson Co. (2)               27,200        1,469,616
Laboratory Corp. of America
 Holdings(2) *                           1,600           63,584
Medtronic, Inc.                          8,000          403,680
MGI Pharmaceuticals, Inc. (2) *          1,000           61,820
Millennium Pharmaceuticals, Inc.*        3,800           56,962
Mylan Laboratories, Inc.                64,400        1,475,404
Oxford Health Plans, Inc.*               6,300          342,972
Quest Diagnostics, Inc.*                   700           59,045
St. Jude Medical, Inc.*                  2,400          183,024
UnitedHealth Group, Inc.                27,000        1,659,960
WellPoint Health Networks, Inc.*         1,400          156,366
 Total Health Care                                    6,907,762
 -----------------				      ---------


      The accompanying notes are an integral part of these financial statements.

First Quadrant Tax-Managed Equity Fund
Schedule of Portfolio Investments (continued)
=============================================



					Shares 		 Value
					------		 -----

Industrials - 10.1%
-------------------
Cendant Corp.(2) *                      34,400            814,592
Chicago Bridge & Iron Co. N.V.          28,600            822,250
FedEx Corp.                             27,400          1,970,334
Robert Half International, Inc. (2) *    6,000            163,620
United Defense Industries, Inc.*        16,800            582,120
Waste Management, Inc.                  24,100            684,440
 Total Industrials                                      5,037,356
 -----------------					---------

Information Technology - 16.5%
------------------------------
Advanced Micro Devices, Inc.(2) *       17,200            244,584
Affiliated Computer Services, Inc.(2) *  2,800            135,800
Ask Jeeves, Inc.(2) *                    4,400            156,068
Automatic Data Processing, Inc.         15,600            683,436
Cisco Systems, Inc.*                    10,500            219,135
Intel Corp.                             30,300            779,619
International Business Machines Corp.   24,200          2,133,714
LSI Logic Corp.*                        79,200            589,248
Metrologic Instruments, Inc.*            2,000             31,440
Micron Technology, Inc. (2) *           10,500            143,010
Microsoft Corp.                         16,940            439,932
NCR Corp. (2) *                         23,800          1,063,622
Oracle Corp.*                          114,800          1,288,056
Rambus, Inc.*                            4,000             74,520
VeriSign, Inc. (2) *                    16,100            259,693
 Total Information Technology                           8,241,877
 ----------------------------				---------

Materials - 0.7%
----------------
Coeur d'Alene Mines Corp.*              42,600            197,238
Texas Industries, Inc.                   4,200            141,582
 Total Materials                                          338,820
 ---------------                                          -------

Telecommunication Services - 4.2%
---------------------------------
Alltel Corp. (2)                         8,000            402,720
AT&T Wireless Services, Inc.*           24,000            331,440
Level 3 Communications, Inc.(2) *      259,700            734,951
Telephone & Data Systems, Inc.           9,800            646,408
 Total Telecommunication Services                       2,115,519
 --------------------------------			---------

Total Common Stocks
-------------------
(cost $44,988,757) 				       49,124,397
						       ----------
Preferred Stock - 0.4%
----------------------
News Corp Ltd., Sponsored ADR
(cost $156,733)                          5,386            181,778



      The accompanying notes are an integral part of these financial statements.

First Quadrant Tax-Managed Equity Fund
Schedule of Portfolio Investments (continued)
=============================================



					Shares 		 Value
					------		 -----

Other Investment Companies - 33.6%
----------------------------------
Bank of New York Institutional
 Cash Reserves Fund, 1.11%(1,3)		16,608,518     $ 16,608,518
JPMorgan Prime Money Market Fund
 Institutional Class Shares, 0.93%(1)      234,125          234,125
 Total Other Investment Companies
--------------------------------
(cost $16,842,643) 					 16,842,643
							 ----------
Total Investments - 132.1%
--------------------------
(cost $61,988,133)                                       66,148,818
                                                         ----------
Other Assets, less Liabilities - (32.1)%                (16,063,726)
----------------------------------------

Net Assets - 100.0%                                     $ 50,085,092
--------------------                                    ============



Note: Based on the approximate cost of investments of $61,749,240 for Federal income tax purposes at April 30, 2004, the aggregate gross unrealized appreciation and depreciation were $5,771,693 and $1,611,008, respectively, resulting in net unrealized appreciation of investments of $4,160,685.
  *   Non-income-producing securities.
  1 Yield shown for each investment company represents the April 30, 2004, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
  2 Some or all of these shares were out on loan to various brokers as of April 30, 2004, amounting to a market value of $15,886,708, or approxi-mately 31.7% of net assets.
  3 Collateral received from brokers for securities lending was invested in this short-term investment.


   The accompanying notes are an integral part of these
              financial statements.

First Quadrant Tax-Managed Equity Fund
Statement of Assets and Liabilities
April 30, 2004 (unaudited)
======================================



Assets:
-------
  Investments at value				 $66,148,818
  Receivable for investments sold		     550,053
  Receivable for Fund shares sold		       1,986
  Dividends, interest and other receivables	      72,772
  Prepaid expenses				      17,726

    Total assets			          66,791,355
    ------------				  ----------
Liabilities:
------------
  Payable upon return of securities loaned	  16,608,518
  Payable for Fund Shares purchased		      12,489
  Accrued expenses:
    Investment advisory and management fees	      27,765
    Professional fees			              26,587
    Transfer agent fees			              19,755
    Custodian fees			               8,459
    Other			                       2,690

    Total liabilities			          16,706,263
    -----------------			          ----------

Net Assets					 $50,085,092
----------					 ===========

Shares outstanding				   5,276,675

Net asset value, offering and redemption
 price per share				       $9.49
----------------------------------------	       =====

Net Assets Represent:
  Paid-in capital				$110,151,029
  Undistributed net investment income  		     151,687
  Accumulated net realized loss from investments (64,378,309)
  Net unrealized appreciation of investments	   4,160,685

Net Assets				       	 $50,085,092
----------					 ===========

 Investments at cost				 $61,988,133



   The accompanying notes are an integral part of these financial statements.

First Quadrant Tax-Managed Equity Fund
Statement of Operations
For the six months ended April 30, 2004 (unaudited)
===================================================




Investment Income:
------------------
  Dividend income				 $   406,219
  Securities lending fees			       8,386
  Foreign withholding tax			      (1,149)

    Total investment income			     413,456
    -----------------------			     -------

Expenses:
  Investment advisory and management fees	     225,940
  Transfer agent				      45,732
  Professional fees				      19,591
  Custodian				              11,324
  Registration fees				       8,195
  Reports to shareholders			       5,781
  Trustees fees				               1,398
  Miscellaneous				               2,096

    Total expenses before expense offsets	     320,057
    -------------------------------------	     -------

  Less:	Expense reimbursement			     (56,019)

  Net expenses				             264,038
  ------------					     -------

    Net investment income 			     149,418
    ---------------------			     -------
Net Realized and Unrealized Gain (Loss):
----------------------------------------
  Net realized gain on investments		   2,134,920
  Net unrealized depreciation of investments	  (1,615,322)
    Net realized and unrealized gain		     519,598
    --------------------------------		     -------

Net Increase in Net Assets
  Resulting from Operations		 	$    669,016
---------------------------			============




    The accompanying notes are an integral part of these financial statements.

First Quadrant Tax-Managed Equity Fund
Statement of Changes in Net Assets
======================================



					    For the
					six months ended	For the fiscal
					April 30, 2004		  year ended
					   (unaudited)		     2003
					----------------	--------------
Increase (Decrease) in Net Assets
---------------------------------
From Operations:
----------------
  Net investment income 		$    149,418 		 $   149,431
  Net realized gain (loss) on investments  2,134,920 		    (811,394)
  Net unrealized appreciation
   (depreciation) of investments	  (1,615,322)		    6,190,281
    Net increase in net assets
      resulting from operations		     669,016 		    5,528,318
    ---------------------------		     -------		    ---------

Distributions to Shareholders:
------------------------------
  From net investment income		        -   		     (135,306)
  --------------------------		       ---		     ---------

From Capital Share Transactions:
--------------------------------
  Proceeds from the sale of shares	   3,525,798 		    6,399,491
  Net asset value of shares issued in
    connection with reinvestment of dividends   -   		       93,189
  Net asset value of shares issued in
    connection with Fund merger*	        -   		   41,950,130
  Cost of shares repurchased		  (7,647,333)		   (8,837,049)

    Net increase (decrease) from
     capital share transactions		  (4,121,535)		   39,605,761
    ----------------------------	  -----------		   ----------

     Total increase (decrease) in
       net assets		          (3,452,519)		   44,998,773
     ----------------------------	  -----------		   ----------

Net Assets:
-----------
  Beginning of period			  53,537,611 		    8,538,838
  End of period				 $50,085,092 		  $53,537,611
  -------------				============		  ===========


End of period undistributed
  net investment income 		 $   151,687		  $     2,269
 					 ===========		  ===========

Share Transactions:
-------------------
  Sale of shares			     361,128 	              784,840
  Shares issued in connection with
    reinvestment of dividends			 -   	               11,399
  Shares issued in connection with
    Fund merger*				 -   		    4,798,688
  Shares repurchased			    (783,171)		     (998,754)

    Net increase (decrease) in shares	    (422,043)		    4,596,173
    ---------------------------------	    ---------		    ---------




  * See Note 6 in the Notes to Financial Statements.


    The accompanying notes are an integral part of these financial statements.

First Quadrant Tax-Managed Equity Fund
Financial Highlights
For a share outstanding throughout each period
==============================================



					  For the
					six months	     For the fiscal		For the
					ended April 30,        year ended	     period* ended
					   2004 	       October 31,	      October 31,
					(unaudited)	      2003 	  2002 		  2001
					---------------	     -----	  ----	     -------------

Net Asset Value, Beginning of Period	  $9.39 	     $7.74 	  $8.91 	$10.00
------------------------------------	  -----		     -----	  -----	        ------

Income from Investment Operations:
----------------------------------
  Net investment income 		   0.02 	      0.06 	   0.06	  	  0.01
  Net realized and unrealized gain (loss)
    on investments			   0.08 	      1.69 	  (1.23) 	 (1.10)
      Total from investment operations	   0.10               1.75 	  (1.17) 	 (1.09)
      --------------------------------	   ----		      ----	  ------	 ------


Less Distributions to Shareholders from:
----------------------------------------
  Net investment income			    -   	     (0.10)	    -   	    -
  ---------------------			  -----		     ------	  -----		  -----

Net Asset Value, End of Period		  $9.49 	     $9.39 	  $7.74 	 $8.91
------------------------------            -----		     -----	  -----		 -----

Total Return (a)			   1.06%(b)	     22.90%	 (13.13)%	(10.90)%(b)
----------------
Ratio of net expenses to
  average net assets			   0.99%(c)	      0.99%	   1.00%	  1.00%(c)

Ratio of net investment income 													  to average net assets			   0.56%(c)           0.68%	   0.91%	  0.29%(c)

Portfolio turnover			     42%(b)	       143%	    101%	   191%(b)

Net assets at end of period
  (000's omitted)	                   $50,085	    $53,538	  $8,539	   $4,322

Expense Offsets (d)
--------------------														Ratio of total expenses
  to average net assets			   1.20%(c)	      1.62%	   2.55%	  4.49%(c)
																Ratio of net investment income (loss)
  to average net assets		           0.35%(c)	      0.06%	 (0.63)%	 (3.20)%(c)



*   Commencement of operations was on December 18, 2000.
(a) Total returns and net investment income would have been lower had certain expenses not been reduced.
(b) Not annualized.
(c) Annualized.
(d) Ratio information assuming no reduction of Fund expenses.
   (See Notes to Financial Statements.)

First Quadrant Tax-Managed Equity Fund
Notes to Financial Statements
April 30, 2004 (unaudited)
--------------------------------------

1) Summary of Significant Accounting Policies
---------------------------------------------
Managers Trust I (the "Trust") is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended. Currently, the Trust is comprised of the First Quadrant Tax-Managed Equity Fund (the "Fund").

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a) Valuation of Investments
----------------------------
Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the counter securities, are valued at the last quoted bid price. Investments in other regulated investment companies are valued at their end of day net asset value per share. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b) Security Transactions
-------------------------
Security transactions are accounted for as of trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses
----------------------------------
Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which in-cludes amortization of premium and accretion of discount on debt securities is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to the Fund are apportioned among the Funds in the Trust and, in some cases, other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a "balance credit" agreement with The Bank of New York ("BNY"), the Fund's custodian, whereby the Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. This credit serves to reduce the custody expense that would otherwise be charged to the Fund. For the six months ended April 30, 2004, the custody expense was not reduced under this arrangement.

(d) Dividends and Distributions
-------------------------------
Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting

=========================================

principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities and possibly equalization accounting for tax pur-poses. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) Federal Taxes
-----------------
The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended; to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) Capital Loss Carryovers
---------------------------
As of April 30, 2004, the Fund had accumulated net realized capital loss carryovers of $11,914,908, $36,857,866 and $18,346,485. These amounts may be used for Federal income tax purposes to offset future realized capital gains, if any, through October 31, 2008, 2009 and 2010, respectively.

(g) Capital Stock
-----------------
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund's policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2004, one unaffiliated shareholder (an omnibus account) held 35% of the outstanding shares of the Fund.

(h) Repurchase Agreements
-------------------------
The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(2) Agreements and Transactions with Affiliates
-----------------------------------------------
The Trust has entered into an Investment Management Agreement under which The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), serves as investment manager to the Fund and is responsible for the Fund's overall administration. The Fund's investment portfolio is managed by First Quadrant, L.P. ("First Quadrant"), which serves pursuant to a Sub-Advisory Agreement by and between the Investment Manager and First Quadrant with respect to the Fund. AMG indirectly owns a majority interest in First Quadrant. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager and/or AMG.

The Fund is obligated by its Investment Management Agreement to pay a monthly management fee to the Investment Manager at an annual rate of 0.85% of the average daily net assets of the Fund. The Investment Manager, in turn, pays First Quadrant 0.85% of the average daily net assets of the Fund for its services as sub-advisor. Under the Invest-ment Management Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional

=========================================

compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and
First Quadrant, First Quadrant reimburses the Investment
Manager for the costs the Investment Manager bears in providing such services to the Fund.

The Investment Manager has contractually agreed, through August 1, 2004, to waive fees and pay or reimburse the Fund to the extent total operating expenses (excluding interest, taxes, brokerage, organization expenses and other capitalized expenses and extraordinary expenses) of the Fund exceed 0.99% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund's total operating expenses in any such future year to exceed 0.99% of the Fund's average daily net assets. At April 30, 2004, the cumulative amount of unreimbursed expenses for the Fund is $124,599.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $5,000. The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.

(3) Purchases and Sales of Securities
-------------------------------------
Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2004 were $21,895,314 and $28,113,949, respectively. There were no purchases or sales of U.S. Government securities.

(4) Portfolio Securities Loaned
-------------------------------
The Fund may participate in a securities lending program providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of the investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

(5) Commitments and contingencies
---------------------------------
In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expect the risks of loss to be remote.

(6) Reorganization
-------------------
On July 31, 2003, the U.S. Stock Market Plus Fund ("SMP") acquired the assets and li-abilities of the First Quadrant Tax-Managed Equity Fund ("First Quadrant Fund") in a tax-free reorganization in exchange for shares of SMP pursuant to a plan of reorganiza-tion approved by the SMP shareholders on July 17, 2003. The number and value of shares issued by SMP were in amounts equal to the number and value of shares held by First Quadrant Fund shareholders as of the reorganization date. The number and value of shares issued in connection with the reorganization are presented in the Statement of Changes in Net Assets. Net assets of SMP and First Quadrant Fund as of the reorganization date were $41,950,131 and $12,996,004, including net unrealized appreciation of $0 and $1,856,159, respectively. Total net assets after the reorganization were $54,946,135.

=========================================

For financial reporting purposes the historical results of First Quadrant Fund will survive. Concurrent with the reorganization, SMP was renamed First Quadrant
Tax-Managed Equity Fund (the "Fund").

	Investment Manager and Administrator
	------------------------------------
	The Managers Funds LLC
	800 Connecticut Avenue
	Norwalk, Connecticut 06854
	(203) 299-3500 or (800) 835-3879

	Distributor
 	-----------
	Managers Distributors, Inc.
	800 Connecticut Avenue
	Norwalk, Connecticut 06854
	(203) 299-3500 or (800) 835-3879

	Subadvisor
	----------
	First Quadrant, L.P.
	800 E. Colorado Boulevard, Suite 900
	Pasadena, California 91101

	Custodian
	---------
	The Bank of New York
	100 Church Street, 10th Floor
	New York, New York 10286

	Legal Counsel
	-------------
	Goodwin Procter LLP
	Exchange Place
	Boston, Massachusetts 02109-2881

	Transfer Agent
	--------------
	Boston Financial Data Services, Inc.
	attn: The Managers Funds
	P.O. Box 8517
	Boston, Massachusetts 02266-8517
	(800) 252-0682

	For ManagersChoice Only
	-----------------------
	PFPC Brokerage Services, Inc.
	P.O. Box 61487
	King of Prussia, Pennsylvania 19406
	(800) 358-7668

	Trustees
	--------
	Jack W. Aber
	William E. Chapman, II
	John Kingston, III
	Edward J. Kaier
	Peter M. Lebovitz
	Steven J. Paggioli
	Eric Rakowski
	Thomas R. Schneeweis



The Managers Funds 				The Managers Funds
Equity Funds: 					Income Funds:
==================				==================

VALUE FUND 					MONEY MARKET FUND
 Armstrong Shaw Associates Inc. 		 J.P. Morgan Investment ManagementInc.
 Osprey Partners Investment Mgmt., LLC
						SHORT DURATION
CAPITAL APPRECIATION FUND 			 GOVERNMENT FUND
 Essex Investment Management Co., LLC
 Bramwell Capital Management, Inc. 		INTERMEDIATE DURATION
						 GOVERNMENT FUND
SMALL COMPANY FUND 				 Smith Breeden Associates,Inc.
 Kalmar Investment Advisers, Inc.
 						TOTAL RETURN BOND FUND
SPECIAL EQUITY FUND 				 Merganser Capital Management LP
 Donald Smith & Co., Inc.
 Essex Investment Management Co., LLC 		BOND FUND
 Westport Asset Management, Inc.
 Kern Capital Management LLC 			GLOBAL BOND FUND
 Skyline Asset Management, L.P.
						HIGH YIELD FUND
INTERNATIONAL EQUITY FUND
 Lazard Asset Management, LLC 			FIXED INCOME FUND
 Bernstein Investment Research 			 Loomis, Sayles & Company L.P.
  and Management
 Mastholm Asset Management, L.L.C. 		CONVERTIBLE SECURITIES FUND
						 40|86 Advisors,Inc.
EMERGING MARKETS EQUITY FUND
 Rexiter Capital Management Limited 		Managers AMG Funds
						Equity Funds
FIRST QUADRANT TAX-MANAGED 			==================
 EQUITY FUND
 First Quadrant, L.P. 				ESSEX AGGRESSIVE GROWTH FUND

SCIENCE & TECHNOLOGY FUND 			ESSEX LARGE CAP GROWTH FUND
20 FUND 					 Essex Investment Management Company,LLC
 Oak Associates, ltd.
MID-CAP FUND 					RORER LARGE-CAP FUND
LARGE-CAP FUND
 Chicago Equity Partners, LLC 			RORER MID-CAP FUND
BALANCED FUND 					 Rorer Asset Management,LLC
 Chicago Equity Partners, LLC
 Loomis, Sayles & Company L.P. 			SYSTEMATIC VALUE FUND
						 Systematic Financial Management, L.P.

						BURRIDGE SMALL CAP GROWTH FUND
 						 The Burridge Group LLC



This report is prepared for the Fund's share-holders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information or to request additional information about the Fund or other Managers Funds or Managers AMG Funds, please contact us by calling 1-800-835-
3879 or by visiting our websites listed below.
Distributed by Managers Distributors, Inc., member NASD.

www.managersfunds.com

www.managersamg.com

www.managerschoice.com

Item 2.  CODE OF ETHICS.
===================================================================
Not applicable for the Semi-Annual Shareholder Report.


Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
===================================================================
Not applicable for the Semi-Annual Shareholder Report.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
===================================================================
Not applicable for the Semi-Annual Shareholder Report.


Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
===================================================================
Not applicable.


Item 6. [RESERVED]
===================================================================

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
	FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
===================================================================
Not applicable.


Item 8. [RESERVED]
===================================================================

Item 9.  CONTROLS AND PROCEDURES.
===================================================================
(a)	Disclosure Controls and Procedures.  The Principal Executive
	and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)	Internal Controls.  There were no significant changes in the
	Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  EXHIBITS
===================================================================
(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.

				SIGNATURES
				==========

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I
----------------

By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	July 2, 2004
	------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President


Date:	July 2, 2004
	------------



By:	/s/ Galan G. Daukas
	----------------------------------------
	Galan G. Daukas, Chief Financial Officer


Date:	July 2, 2004
	------------